Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.4%
Issuer	Shares	Value ($)
Argentina 4.1%
Globant SA(a)	21,002	5,503,994
MercadoLibre, Inc.(a)	5,558	6,611,130
Total		12,115,124
Brazil 6.2%
Afya Ltd., Class A(a)	109,185	1,573,356
Banco BTG Pactual SA	215,931	1,175,567
Hapvida Participacoes e Investimentos SA	749,919	1,877,534
Itaú Unibanco Holding SA, ADR	626,378	3,576,618
Localiza Rent a Car SA	252,944	3,251,951
Pagseguro Digital Ltd., Class A(a)	129,441	2,595,292
Petro Rio SA(a)	295,789	1,489,180
XP, Inc., Class A(a)	90,819	2,733,652
Total		18,273,150
Canada 0.8%
Parex Resources, Inc.	118,123	2,423,593
China 24.0%
Alibaba Group Holding Ltd., ADR(a)	27,015	2,939,232
Bafang Electric Suzhou Co., Ltd., Class A	45,269	1,239,828
Baidu, Inc. Class A(a)	130,800	2,308,447
Beijing Kingsoft Office Software, Inc., Class A	46,823	1,377,835
China Animal Healthcare Ltd.(a),(b),(c)	4,603,000	1
China Tourism Group Duty Free Corp., Ltd., Class A	72,000	1,852,023
Contemporary Amperex Technology Co., Ltd., Class A	19,600	1,568,394
Country Garden Services Holdings Co., Ltd.	644,000	2,712,928
JD.com, Inc., ADR(a)	112,335	6,500,826
JD.com, Inc., Class A(a)	43,714	1,242,129
Kingdee International Software Group Co., Ltd.(a)	627,150	1,374,039
Kuaishou Technology(a)	147,400	1,350,584
Li Ning Co., Ltd.	367,500	3,120,574
Medlive Technology Co., Ltd.(a),(d)	216,754	216,334
Meituan, Class B(a)	309,400	5,861,255
Midea Group Co., Ltd., Class A	204,200	1,821,314
NetEase, Inc., ADR	46,021	4,127,623
New Horizon Health Ltd.(a)	251,000	722,866
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	40,700	1,966,470
Common Stocks (continued)
Issuer	Shares	Value ($)
Shenzhou International Group Holdings Ltd.	186,800	2,466,138
Silergy Corp.	15,000	1,758,762
Sungrow Power Supply Co., Ltd., Class A	53,400	895,638
Tencent Holdings Ltd.	351,001	16,179,161
WuXi AppTec Co., Ltd., Class H	173,539	2,711,366
WuXi Biologics Cayman, Inc.(a)	465,500	3,696,350
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	341,000	888,055
Total		70,898,172
Hong Kong 3.4%
AIA Group Ltd.	310,200	3,239,073
Hong Kong Exchanges and Clearing Ltd.	32,300	1,514,008
Techtronic Industries Co., Ltd.	326,003	5,223,048
Total		9,976,129
India 17.3%
Apollo Hospitals Enterprise Ltd.	58,978	3,500,194
Asian Paints Ltd.	47,346	1,915,819
AU Small Finance Bank Ltd.(a)	110,003	1,796,004
Bajaj Finance Ltd.	37,047	3,518,290
Balkrishna Industries Ltd.	68,938	1,933,239
Cholamandalam Investment and Finance Co., Ltd.	286,411	2,697,227
Divi’s Laboratories Ltd.	17,218	995,905
Dixon Technologies India Ltd.	27,852	1,573,703
Eicher Motors Ltd.	39,021	1,258,353
Godrej Properties Ltd.(a)	34,332	752,080
HDFC Bank Ltd., ADR	76,497	4,691,561
HDFC Life Insurance Co., Ltd.	411,558	2,911,815
ICICI Bank Ltd., ADR	280,335	5,309,545
Infosys Ltd., ADR	203,619	5,068,077
InterGlobe Aviation Ltd.(a)	57,455	1,518,117
Mindtree Ltd.	38,665	2,175,439
PVR Ltd.(a)	78,206	1,968,601
Reliance Industries Ltd.	215,343	7,448,192
Total		51,032,161
Columbia Variable Portfolio – Emerging Markets Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 6.0%
PT Astra International Tbk	2,865,400	1,311,749
PT Bank BTPN Syariah Tbk	7,985,800	1,828,788
PT Bank Central Asia Tbk	10,691,000	5,936,343
PT Bank Rakyat Indonesia Persero Tbk	26,224,539	8,470,126
Total		17,547,006
Kazakhstan 0.3%
Kaspi.KZ JSC, GDR(b),(c),(d)	19,550	969,735
Malaysia 0.3%
Public Bank Bhd	684,900	759,747
Mexico 1.5%
Wal-Mart de Mexico SAB de CV, Class V	1,054,158	4,319,981
Philippines 0.7%
Ayala Land, Inc.	2,859,200	1,930,524
Poland 0.7%
Dino Polska SA(a)	26,266	2,119,846
Russian Federation 0.0%
Detsky Mir PJSC(b),(c)	911,435	0
Fix Price Group Ltd., GDR(b),(c),(d)	502,952	1
Ozon Holdings PLC, ADR(a),(b),(c)	58,548	0
TCS Group Holding PLC, GDR(a),(b),(c)	26,653	0
Yandex NV, Class A(a),(b),(c)	73,098	0
Total		1
South Africa 1.2%
Capitec Bank Holdings Ltd.	16,405	2,612,665
Clicks Group Ltd.	43,489	919,780
Total		3,532,445
South Korea 12.7%
Coupang, Inc.(a)	98,371	1,739,199
Hana Financial Group, Inc.	62,844	2,499,505
NAVER Corp.	15,232	4,233,415
Pearl Abyss Corp.(a)	15,501	1,260,347
Samsung Biologics Co., Ltd.(a)	4,758	3,232,952
Samsung Electro-Mechanics Co., Ltd.	17,173	2,312,259
Samsung Electronics Co., Ltd.	238,695	13,658,840
Samsung SDI Co., Ltd.	6,506	3,166,404
Common Stocks (continued)
Issuer	Shares	Value ($)
SK Hynix, Inc.	56,922	5,475,852
Total		37,578,773
Taiwan 13.8%
ASMedia Technology, Inc.	16,000	1,068,989
Cathay Financial Holding Co., Ltd.	2,105,000	4,698,653
Chailease Holding Co., Ltd.	108,000	947,304
Delta Electronics	212,000	1,965,606
MediaTek, Inc.	88,000	2,738,607
Parade Technologies Ltd.	42,000	2,624,914
Sea Ltd. ADR(a)	17,889	2,142,923
Taiwan Semiconductor Manufacturing Co., Ltd.	1,103,838	22,643,605
Unimicron Technology Corp.	212,356	1,810,005
Total		40,640,606
Thailand 1.8%
Kasikornbank PCL, Foreign Registered Shares	592,500	2,859,646
Muangthai Capital PCL, Foreign Registered Shares	1,576,900	2,479,670
Total		5,339,316
Uruguay 0.6%
Dlocal Ltd.(a)	61,043	1,908,204
Total Common Stocks (Cost $250,557,871)		281,364,513

Preferred Stocks 2.9%
Issuer	Shares	Value ($)
Brazil 1.5%
Azul SA(a)	884,592	4,434,990
South Korea 1.4%
Samsung Electronics Co., Ltd.	80,792	4,186,274
Total Preferred Stocks (Cost $6,490,589)		8,621,264

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(e),(f)	7,356,660	7,353,718
Total Money Market Funds (Cost $7,353,965)		7,353,718
Total Investments in Securities (Cost $264,402,425)		297,339,495
Other Assets & Liabilities, Net		(2,499,812)
Net Assets		$294,839,683

2	Columbia Variable Portfolio – Emerging Markets Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2022, the total value of these securities amounted to $969,737, which represents 0.33% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2022, the total value of these securities amounted to $1,186,070, which represents 0.40% of total net assets.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	11,904,161	30,088,665	(34,639,447)	339	7,353,718	(2,829)	3,490	7,356,660
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Emerging Markets Fund | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7007_12_A01_(05/22)